SUPPLEMENTAL FINANCIAL INFORMATION - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 07, 2025	Oct. 30, 2023	Dec. 31, 2022
Discontinued Operations [Line Items]
Cash balance	$ 2,460	$ 3,274	$ 2,460	$ 2,661	$ 2,460	$ 3,851		$ 2,885
Repayment of Skydance credit facility		$ 720	$ 0	0	$ 0
Discontinued Operations, Disposed of by Sale | Simon & Schuster
Discontinued Operations [Line Items]
Sale of business, consideration							$ 1,620
Pretax gain on sale	$ 695			19
Gain on sale net of tax				$ 14
Discontinued operation, gain (loss) on disposal, statement of income or comprehensive income [extensible enumeration]				Less: Net earnings from discontinued operations, net of tax